Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Summary Of Grant Information [Table Text Block]	The following is the summary of grant information:

Shares in thousands	December 31, 2012
Unissued common stock reserved for issuance under all plans	2,282
Shares available for future grants	1,613

Summary Of Share Based Payments [Table Text Block]
Certain information regarding our share-based payments is as follows:

	Year Ended December 31,
Dollars in thousands except per share data	2012	2011	2010
Share-based payments expense:
Share-based compensation—stock options	$2,654	$2,880	$3,137
Share-based compensation—restricted stock	10,593	7,100	5,608
Share-based payments for content arrangements	6,115	6,231	7,271
Total share-based payments expense	$19,362	$16,211	$16,016
Tax benefit on share-based payments expense	$7,246	$5,944	$5,817
Per share weighted average grant date fair value of stock options granted	$27.24	$20.67	$15.38
Per share weighted average grant date fair value of restricted stock granted	$55.94	$45.86	$33.34
Total intrinsic value of stock options exercised	$10,509	$2,291	$27,622
Grant date fair value of restricted stock vested	$11,648	$5,132	$12,456

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]

	December 31, 2012
Dollars in thousand	Unrecognized Share-Based Payments Expense	Weighted-Average Remaining Life
Unrecognized share-based payments expense:
Share-based compensation—stock options	$2,726	1.5 years
Share-based compensation—restricted stock	16,236	2.2 years
Share-based payments for content arrangements	3,308	1.9 years
Total unrecognized share-based payments expense	$22,270

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes the weighted average valuation assumptions used in the Black-Scholes-Merton Valuation model for stock options granted:

	Year Ended December 31,
	2012	2011	2010
Expected term (in years)	7.3	7.3	7.3
Expected stock price volatility	44%	43%	43%
Risk-free interest rate	1.6%	2.8%	2.4%
Expected dividend yield	0.0%	0.0%	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Shares in thousands	Options	Weighted Average Exercise Price
OUTSTANDING, December 31, 2011	988	$30.77
Granted	88	57.24
Exercised	(382)	29.11
Cancelled, expired, or forfeited	(25)	40.25
OUTSTANDING, December 31, 2012	669	$34.86
Certain information regarding stock options outstanding as of December 31, 2012, is as follows:

Shares and intrinsic value in thousands	Options Outstanding	Options Exercisable
Number	669	384
Weighted average per share exercise price	$34.86	$31.21
Aggregate intrinsic value	$11,910	$8,046
Weighted average remaining contractual term (in years)	3.74	2.37

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents a summary of restricted stock award activity for 2012:

Shares in thousands	Restricted Stock Awards	Weighted Average Grant Date Fair Value
NON-VESTED, December 31, 2011	527	$40.44
Granted	350	55.94
Vested	(195)	38.72
Forfeited	(78)	48.63
NON-VESTED, December 31, 2012	604	$48.95

Schedule of Information Related to Share Based Payments for content Arrangements [Table Text Block]
Information related to the shares of restricted stock granted as part of these agreements as of December 31, 2012 is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.6 years
Paramount	300,000	105,000	195,000	2.0 years
Total	493,348	221,009	272,339